Warrants and Options Exercise Prices and Remaining Life (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Schedule of Share-based Compensation, Shares Authorized under Stock Options Plans and Warrants, by Exercise Price Range [Line Items]
Options (shares)	1,052
Weighted-Average Remaining Life (years)	2 years 2 months 12 days
Currently Exercisable (shares)	953
Range of Exercise Prices $10.01 to $15.00
Schedule of Share-based Compensation, Shares Authorized under Stock Options Plans and Warrants, by Exercise Price Range [Line Items]
Range of Exercise Prices, lower range limit	$ 10.00
Range of Exercise Prices, upper range limit	$ 15
Options (shares)	170
Weighted-Average Remaining Life (years)	1 year 9 months 18 days
Currently Exercisable (shares)	170
Range of Exercise Prices $15.01 to $20.00
Schedule of Share-based Compensation, Shares Authorized under Stock Options Plans and Warrants, by Exercise Price Range [Line Items]
Range of Exercise Prices, lower range limit	$ 15.01
Range of Exercise Prices, upper range limit	$ 20
Options (shares)	779
Weighted-Average Remaining Life (years)	1 year 7 months 6 days
Currently Exercisable (shares)	779
Range of Exercise Prices $20.01 to $25.00
Schedule of Share-based Compensation, Shares Authorized under Stock Options Plans and Warrants, by Exercise Price Range [Line Items]
Range of Exercise Prices, lower range limit	$ 20.01
Range of Exercise Prices, upper range limit	$ 25
Options (shares)	13
Weighted-Average Remaining Life (years)	3 years 3 months 18 days
Currently Exercisable (shares)	4
Range of Exercise Prices $35.01 to $40.00
Schedule of Share-based Compensation, Shares Authorized under Stock Options Plans and Warrants, by Exercise Price Range [Line Items]
Range of Exercise Prices, lower range limit	$ 35.01
Range of Exercise Prices, upper range limit	$ 40
Options (shares)	90
Weighted-Average Remaining Life (years)	7 years 4 months 24 days
Currently Exercisable (shares)	0